Organization and Basis of Presentation (Details) $ in Thousands		1 Months Ended	3 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 24, 2020 Subsidiary	Feb. 05, 2021 USD ($)	Sep. 30, 2021 USD ($) RIG JACKUP FLOATER	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) RIG JACKUP FLOATER	Sep. 30, 2021 USD ($) segment RIG JACKUP FLOATER	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) joint_venture RIG JACKUP segment FLOATER	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of drilling rigs (vessel) | RIG			24		24	24		19
Number of floaters (vessel) | FLOATER			12		12	12		7
Number of jackups (vessel) | JACKUP			12		12	12		12
Number of reportable segments | segment						1		1
Number of additional subsidiaries filed bankruptcy | Subsidiary	6
Number of joint ventures | joint_venture								2
Percent of interest in joint ventures								50.00%
Interest acquired									50.00%
Restricted cash		$ 2,000	$ 7,400		$ 7,400	$ 7,400		$ 21,700	$ 1,300
Accounts receivable, allowance for credit loss			0		0	0		1,069	1,939
Capital accruals								$ 35,300	36,000
Period for incurring maintenance costs, minimum								3 years
Period for incurring maintenance costs, maximum								5 years
Standard drilling contracts, term								2 months
Deferred revenues		8,287	17,491	$ 60,047	17,491	17,491	$ 60,047	$ 59,886	65,055	$ 80,753
Deferred expenses under drilling contracts								13,900	30,800
Loss reserves for personal injury and protection claims								30,900	27,900
Net loss from discontinued operations, net of tax		0	0	$ 0	0		$ 0	0	3,821	$ 0
Noble Finance Company
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Restricted cash		$ 2,000	7,400		7,400	7,400		1,700	1,300
Accounts receivable, allowance for credit loss			$ 0		$ 0	$ 0		$ 1,069	$ 1,939
Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Standard drilling contracts, term								60 months
Drilling Equipment | Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Maximum useful life of property plant and equipment								3 years
Drilling Equipment | Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Maximum useful life of property plant and equipment									30 years
Other | Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Maximum useful life of property plant and equipment								2 years
Other | Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Maximum useful life of property plant and equipment									40 years